Summary of Significant Policies and Basis of Preparation (Tables)	12 Months Ended
Jun. 30, 2014
Summary of Significant Policies and Basis of Preparation (Abstract)
Schedule of Property and Equipment
Description	Estimated Life
Building and improvements	39 years
Furniture and equipment	3 years
Computer equipment	3 years
Leasehold improvements	3 years